Note 23 - Other liabilities	12 Months Ended
Dec. 31, 2025
Note 23 - Other liabilities
Note 23 - Other liabilities

23        Other liabilities

(i)          Other liabilities – Non-current

	Year ended December 31,
	2025	2024
Post-employment benefits	141,440	131,564
Other long-term benefits	103,705	101,260
Other liabilities with related parties	4,383	2,084
Miscellaneous	61,179	66,843
	310,707	301,751

Post-employment benefits

	Year ended December 31,
	2025	2024
Unfunded	140,532	129,032
Funded	908	2,532
	141,440	131,564

At December 31, 2025 and 2024 the weighted average duration of liabilities related to post-employment benefits was 7 years, respectively.

•	Unfunded

	Year ended December 31,
	2025	2024
Values at the beginning of the year	129,032	112,532
Current service cost	7,430	7,206
Interest cost	10,409	14,692
Curtailments and settlements	(960)	(131)
Remeasurements (*)	5,129	7,506
Translation differences	(1,650)	(6,865)
Benefits paid from the plan	(7,732)	(8,345)
Other	(1,126)	2,437
At the end of the year	140,532	129,032

(*)	For the year 2025 a loss of $0.3 million is attributable to demographic assumptions and a loss of $4.8 million to financial assumptions.
For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2025	2024
Discount rate	4% - 7%	3% - 8%
Rate of compensation increase	2% - 6%	2% - 6%

As of December 31, 2025, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $6.5 million and $7.3 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $4.7 million and $4.5 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

•	Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
	2025	2024
Present value of funded obligations	14,652	91,698
Fair value of plan assets	(18,524)	(102,653)
Asset (*)	(3,872)	(10,955)

(*)	In 2025 and 2024, $4.8 million and $13.5 million corresponding to plans with surplus balances that were reclassified to other receivables-non current respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $0.9 million and $2.5 million respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
	2025	2024
At the beginning of the year	91,698	123,234
Translation differences	3,885	(5,627)
Current service cost	182	176
Interest cost	3,874	5,424
Remeasurements (*)	41	(182)
Benefits paid	(6,198)	(8,300)
Other (**)	(78,830)	(23,027)
At the end of the year	14,652	91,698

(*)	For the year 2025 a loss of $0.7 million is attributable to demographic assumptions and a loss of $0.6 million to financial assumptions.
For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions.
(**)	For the year 2025, includes mainly pension plan terminations in the United States and Canada.
For the year 2024, includes mainly pension plan terminations in Canada.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
	2025	2024
At the beginning of the year	(102,653)	(134,052)
Translation differences	(4,070)	7,047
Return on plan assets	(4,406)	(6,010)
Remeasurements	1,255	(302)
Contributions paid to the plan	(3,809)	(1,269)
Benefits paid from the plan	6,198	8,300
Other (*)	88,961	23,633
At the end of the year	(18,524)	(102,653)

(*)	For the year 2025, includes mainly pension plan terminations in the United States and Canada, including cash received from surplus assets in Canada.
For the year 2024, includes mainly pension plan terminations in Canada.

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2025	2024
Equity instruments	0%	3%
Debt instruments	66%	60%
Others (*)	34%	37%

(*)	For the years 2025 and 2024, includes assets held by insurance companies.

There are no unusual, entity-specific, or plan-specific risks in terms of the plan assets of funded pension plans.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2025	2024
Discount rate	4% - 6%	5% - 6%
Rate of compensation increase	3% - 4%	3% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2025, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $1.9 million and $2.4 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $1.1 million and $1.0 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

The expected employer contributions for the year 2026 are not material.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii)           Other liabilities – Current

	Year ended December 31,
	2025	2024
Payroll and social security payable	271,363	270,016
Shares to be settled under buyback program	58,888	243,264
Miscellaneous	46,837	72,495
At the end of the year	377,088	585,775